Earnings per share - Dilutive effect of share options (Details)	12 Months Ended
	Dec. 31, 2025 shares $ / shares	Dec. 31, 2024 shares $ / shares	Dec. 31, 2025 shares £ / shares	Dec. 31, 2024 shares £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary share equivalents per American Depositary Share (in shares)	6		6
Quoted market price (gbp per share) | £ / shares			£ 4.33	£ 3.93
Equity-Settled Share-Based Payment Arrangement
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options outstanding (in shares)	382,873,000	533,895,000	382,873,000	533,895,000
Weighted average exercise price of share options outstanding in share-based payment arrangement | $ / shares	$ 4.21	$ 4.15
Number of options exercisable (in shares)	345,112,000	2,931,000	345,112,000	2,931,000
Weighted average exercise price of share options exercisable in share-based payment arrangement | $ / shares	$ 4.23	$ 3.38
Dilutive effect (in shares)	80,562,000	140,971,000